Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Schedule Of Notes Payable	Fixed Principal Outstanding as of Conversion Interest September 30, December 31,Description Rate Rate Maturity Date 2021 2020Convertible notes dated September 10, 2018 $0.40 8.0% September 7, 2023 $ 200 $ 600Convertible note dated September 19, 2018 $0.57 8.0% September 19, 2023 425 425Convertible notes dated February/March 2019 $0.25 8.0% February 28, 2024 to March 13, 2024 850 1,300Convertible notes dated June/July 2019 $0.10 8.0% June 7, 2024 to July 15, 2024 340 340Convertible notes dated July 18, 2019 $0.08 7.5% July 18, 2024 700 700Convertible notes dated September 13, 2019 $0.10 8.0% September 13, 2024 50 50Convertible notes dated January 8, 2020 $0.13 8.0% January 8, 2025 450 450Total principal balance 3,015 3,865Less Unamortized discount - 847 $ 3,015 $ 3,018
Summary Of Aggregate Maturities		2021$ 191 2022 832 Total$ 1,023
Schedule Of Convertible Notes Payable		Fixed Effective Conversion Interest December 31,Description Rate Rate 1 Maturity Date 2020 2019Convertible notes dated September 10, 2018 $0.40 23.4% September 7, 2023 $ 600 $ 700 Convertible notes dated September 19, 2018 $0.57 10.2% September 19, 2023 425 425 Convertible notes dated February/March 2019 $0.25 8.0% February 28, 2024 to March 13, 2024 1,300 1,300 Convertible notes dated June/July 2019 $0.10 8.0% June 7, 2024 to July 15, 2024 340 390 Convertible notes dated July 18, 2019 $0.08 46.1% July 18, 2024 700 700 Convertible notes dated September 13, 2019 $0.10 25.9% September 13, 2024 50 50 Convertible notes dated January 8, 2020 $0.13 20.3% January 8, 2025 450 -Total principal balance 3,865 3,565 Less unamortized discount 847 832 $ 3,018 $ 2,733
Secured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value	Nine Months EndedSeptember 30, 2021 Year EndedDecember 31, 2020Secured contingent payment obligation, beginning of period $ 33,057 $ 26,651Change in fair value 2,883 6,406Secured contingent payment obligation, end of period $ 35,940 $ 33,057	2020 2019Secured contingent payment obligation, beginning of year $ 26,651 $ 25,557 Change in fair value 6,406 1,094 Secured contingent payment obligation, end of year $ 33,057 $ 26,651
Unsecured Debt [Member]
Debt Instrument [Line Items]
Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value	Nine Months EndedSeptember 30, 2021 Year EndedDecember 31, 2020Unsecured contingent payment obligations, beginning of period $ 5,222 $ -Reclassification of other liabilities - 1,003Issuance of contingent payment rights 412 2,258Change in fair value 113 1,961Unsecured contingent payment obligations, end of period $ 5,747 $ 5,222	2020 2019Unsecured contingent payment obligations, beginning of period $ - $ -Reclassification of other liabilities 1,003 -Issuance of contingent payment rights 2,258 -Change in fair value 1,961 -Unsecured contingent payment obligations, end of period $ 5,222 $ -